Form N-1A Supplement	Feb. 12, 2025
Simplify High Yield ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Simplify High Yield ETF

CDX (NYSE Acra, Inc.)

a series (the “Fund”) of Simplify Exchange Traded Funds (the “Trust”)

Supplement dated September 2, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated February 12, 2025

Effective September 2, 2025:

The Board of Trustees of the Trust has approved changing the non-fundamental investment objective of the Fund as follows:

Old Investment Objective	New Investment Objective
seeks to maximize current income by investing primarily in high-yield bonds through swaps on exchange traded funds while mitigating credit risk.	seeks to maximize total return.

Accordingly, all references to the Fund’s investment objective in the Summary Prospectus, Prospectus, and SAI are replaced with the New Investment Objective.

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This Supplement, and the Summary Prospectus, Prospectus and Statement of Additional Information dated February 12, 2025, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.